VIRTUS AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.6%
Germany—0.6%
Jungheinrich AG	11,210	$ 520
Total Preferred Stock (Identified Cost $273)		520

Common Stocks—97.8%
Australia—1.9%
ALS Ltd.	48,067	433
Ansell Ltd.	3,617	88
Bapcor Ltd.	46,034	248
Nick Scali Ltd.	26,784	220
Paradigm Biopharmaceuticals Ltd.(1)	117,771	185
Pro Medicus Ltd.	9,000	349
Starpharma Holdings Ltd.(1)	258,676	247
		1,770

Austria—0.6%
Wienerberger AG	17,097	574
Canada—0.7%
Masonite International Corp.(1)	6,363	675
Cayman Islands—1.3%
Alchip Technologies Ltd.	21,000	693
Ichor Holdings Ltd.(1)	13,545	556
		1,249

Denmark—0.9%
Ambu A/S Class B	11,758	348
SimCorp A/S	3,970	469
		817

Finland—0.5%
Huhtamaki Oyj	11,127	500
France—3.5%
APERAM S.A.	10,497	582
Elis S.A.(1)	34,051	649
Nexity S.A.	10,256	488
SCOR SE	14,863	428
SOITEC(1)	2,785	602
SPIE S.A.	22,030	499
		3,248

Germany—3.2%
Bechtle AG	8,574	586
CANCOM SE	10,313	609
Deutsche Pfandbriefbank AG	10,347	117
Evotec SE(1)	15,817	750
Jenoptik AG	15,843	534
Scout24 AG	4,946	343
		2,939

Hong Kong—1.2%
Hutchmed China Ltd. ADR(1)	10,490	384
	Shares	Value

Hong Kong—continued
Melco International Development Ltd.(1)	139,000	$ 164
Tam Jai International Co., Ltd.(1)	328,000	140
Techtronic Industries Co., Ltd.	9,000	178
VTech Holdings Ltd.	41,600	303
		1,169

Ireland—0.7%
Grafton Group plc - UTS	38,898	661
Italy—1.1%
Buzzi Unicem SpA	19,875	451
ERG SpA	18,483	549
		1,000

Japan—11.6%
Asahi Intecc Co. Ltd.	14,900	408
COMSYS Holdings Corp.	13,600	359
Dai Nippon Printing Co. Ltd.	18,400	443
Ferrotec Holdings Corp.	6,400	181
Fuji Electric Co. Ltd.	14,500	660
Hitachi Zosen Corp.	28,200	216
Industrial & Infrastructure Fund Investment Corp. Class A	303	552
Jeol Ltd.	8,400	612
JMDC, Inc.(1)	8,400	574
Kawasaki Kisen Kaisha Ltd.(1)	2,400	129
Mitsubishi HC Capital, Inc.	101,100	529
Nikon Corp.	38,900	432
PALTAC Corp.	10,000	453
Penta-Ocean Construction Co. Ltd.	30,200	205
Shimamura Co. Ltd.	3,900	364
Ship Healthcare Holdings, Inc.	5,300	136
Sojitz Corp.	38,740	633
T&D Holdings, Inc.	32,800	450
TechMatrix Corp.	31,100	562
Tess Holdings Co., Ltd.	9,800	195
Tokai Carbon Co. Ltd.	34,700	443
Tokyu Fudosan Holdings Corp.	94,300	580
ValueCommerce Co. Ltd.	12,500	534
Zenkoku Hosho Co. Ltd.	12,100	590
Zeon Corp.	39,000	549
		10,789

Netherlands—1.4%
ASM International N.V.	1,789	701
ASR Nederland N.V.	12,683	580
		1,281

New Zealand—0.2%
Eroad Ltd.(1)	40,872	162
Norway—1.5%
Elkem ASA(1)	172,099	742
	Shares	Value

Norway—continued
Storebrand ASA	70,696	$ 673
		1,415

South Korea—0.4%
Koh Young Technology, Inc.	20,510	335
Sweden—1.0%
AAK AB	24,040	517
Elekta AB Class B	40,330	452
		969

Switzerland—2.2%
Bystronic AG	442	597
Georg Fischer AG	495	733
Interroll Holding AG	166	703
		2,033

Taiwan—1.5%
Advanced Wireless Semiconductor Co.	10,000	50
ASMedia Technology, Inc.	11,000	650
Unimicron Technology Corp.	147,000	688
		1,388

United Kingdom—6.0%
ASOS plc(1)	8,475	342
Auto Trader Group plc	66,094	521
Crest Nicholson Holdings plc	99,854	512
Genus plc	8,936	653
HomeServe plc	28,959	352
Howden Joinery Group plc	55,880	673
Intermediate Capital Group plc	24,471	670
Moneysupermarket.com Group plc	133,100	380
Rotork plc	74,122	346
Spectris plc	12,381	643
Wizz Air Holdings plc(1)	7,800	524
		5,616

United States—54.0%
AGCO Corp.	4,253	521
American States Water Co.	10,133	867
API Group Corp.(1)	41,545	845
Arena Pharmaceuticals, Inc.(1)	4,313	257
Asana, Inc. Class A(1)	3,879	403
Axon Enterprise, Inc.(1)	6,151	1,077
Bank of Hawaii Corp.	10,100	830
BellRing Brands, Inc. Class A(1)	35,417	1,089
Cadiz, Inc.(1)	28,258	199
Camping World Holdings, Inc. Class A	21,369	831
ChampionX Corp.(1)	48,841	1,092
Chart Industries, Inc.(1)	6,068	1,160
Chemours Co. (The)	12,854	373
Clean Harbors, Inc.(1)	11,860	1,232
CONMED Corp.	4,176	546
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Diamondback Energy, Inc.	12,474	$ 1,181
Dolby Laboratories, Inc. Class A	3,075	271
Freshpet, Inc.(1)	1,853	264
Graphic Packaging Holding Co.	67,308	1,282
Hawaiian Electric Industries, Inc.	12,931	528
Health Catalyst, Inc.(1)	14,353	718
Hecla Mining Co.	47,317	260
Huntsman Corp.	17,576	520
ICF International, Inc.	9,345	834
II-VI, Inc.(1)	7,155	425
Intellia Therapeutics, Inc.(1)	1,988	267
ITT, Inc.	9,348	802
Kilroy Realty Corp.	12,167	806
LendingClub Corp.(1)	26,089	737
Lindblad Expeditions Holdings, Inc.(1)	48,086	702
LPL Financial Holdings, Inc.	8,453	1,325
Materion Corp.	7,394	507
Matson, Inc.	15,553	1,255
MaxLinear, Inc.(1)	27,560	1,357
MP Materials Corp.(1)	11,448	369
MSC Industrial Direct Co., Inc. Class A	5,992	480
NanoString Technologies, Inc.(1)	5,753	276
Natera, Inc.(1)	9,110	1,015
National Vision Holdings, Inc.(1)	11,179	635
nLIGHT, Inc.(1)	19,405	547
Paylocity Holding Corp.(1)	4,881	1,369
Pebblebrook Hotel Trust	37,181	833
Perficient, Inc.(1)	14,019	1,622
Pinnacle Financial Partners, Inc.	13,795	1,298
Planet Fitness, Inc. Class A(1)	7,467	586
Popular, Inc.	14,708	1,142
Ranpak Holdings Corp.(1)	22,511	604
	Shares	Value

United States—continued
RH(1)	1,565	$ 1,044
Saia, Inc.(1)	2,551	607
Shift4 Payments, Inc. Class A (1)	6,121	474
Smartsheet, Inc. Class A(1)	11,383	783
Summit Materials, Inc. Class A(1)	22,925	733
SunPower Corp.(1)	11,931	271
Switch, Inc. Class A	53,596	1,361
Syneos Health, Inc. Class A(1)	9,404	823
Tenet Healthcare Corp.(1)	11,620	772
Terreno Realty Corp.	18,343	1,160
TG Therapeutics, Inc.(1)	4,495	150
Turning Point Therapeutics, Inc.(1)	4,205	279
Varonis Systems, Inc.(1)	17,920	1,090
Webster Financial Corp.	19,114	1,041
Western Alliance Bancorp	11,138	1,212
WideOpenWest, Inc.(1)	53,769	1,057
YETI Holdings, Inc.(1)	11,761	1,008
Zynga, Inc. Class A(1)	34,858	262
		50,266

Virgin Islands (British)—2.4%
Biohaven Pharmaceutical Holding Co. Ltd.(1)	3,397	472
Capri Holdings Ltd.(1)	22,190	1,074
Establishment Labs Holdings, Inc.(1)	9,258	663
		2,209

Total Common Stocks (Identified Cost $72,487)		91,065

Total Long-Term Investments—98.4% (Identified Cost $72,760)		91,585

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,449,135	$ 2,449
Total Short-Term Investment (Identified Cost $2,449)		2,449

TOTAL INVESTMENTS—101.0% (Identified Cost $75,209)		$94,034
Other assets and liabilities, net—(1.0)%		(922)
NET ASSETS—100.0%		$93,112

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	56%
Japan	11
United Kingdom	6
Germany	4
France	3
Virgin Islands (British)	2
Switzerland	2
Other	16
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$91,065	$54,230	$36,835
Preferred Stock	520	—	520
Money Market Mutual Fund	2,449	2,449	—
Total Investments	$94,034	$56,679	$37,355
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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